THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
    Julie F. Williams
    Secretary

                   The Cash Management Trust of America/(R)/
                  The U.S. Treasury Money Fund of America/SM/
                    The Tax-Exempt Money Fund of America/SM/

                                   Prospectus

                                DECEMBER 1, 1999



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE CASH MANAGEMENT TRUST OF AMERICA
 THE U.S. TREASURY MONEY FUND OF AMERICA
 THE TAX-EXEMPT MONEY FUND OF AMERICA

 333 South Hope Street
 Los Angeles, California 90071


                                          TICKER                     FUND
 FUND                                     SYMBOL  NEWSPAPER ABBREV   NO.
 -------------------------------------------------------------------------
 The Cash Management Trust of America     CTAXX       CashMgt         09
 -------------------------------------------------------------------------
 The U.S. Treasury Money Fund of America  UTAXX       Us Tr Am        49
 -------------------------------------------------------------------------
 The Tax-Exempt Money Fund of America     TEAXX        TEMony         39



 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     7
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        9
 -------------------------------------------------------
  Year 2000                                        10
 -------------------------------------------------------
  Management and Organization                      11
 -------------------------------------------------------
  Shareholder Information                          12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Distribution Arrangements                        16
 -------------------------------------------------------
  Financial Highlights                             17
 -------------------------------------------------------

  09/39/49-010-1299/RRD
                                                 MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The funds provide you an opportunity to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations; U.S. Treasury Money Fund by investing exclusively in U.S. Treasury securities; and Tax-Exempt Money Fund by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

 Although the funds attempt to maintain a constant net asset value of $1.00 per share, there can be no guarantee that the funds will be able to do so, and you may lose money by investing in the funds.

 Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

MONEY MARKET FUNDS / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the funds' results fluctuate. Past results are not an indication of future results.

 Here are each fund's results calculated without a sales charge on a calendar year basis.

 CASH MANAGEMENT TRUST


 [bar chart]

 1989  9.05%
 1990  7.89%
 1991  5.51%
 1992  3.14%
 1993  2.54%
 1994  3.66%
 1995  5.50%
 1996  4.93%
 1997  5.11%
 1998  5.05%
 [end bar chart]


  The fund's year-to-date return for the nine months ended September 30, 1999 was 3.37%.
 -------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                        2.34%   (quarter ended June 30, 1989)
 LOWEST                         0.62%  (quarter ended June 30, 1993)

                                                 MONEY MARKET FUNDS / PROSPECTUS

 U.S. TREASURY MONEY FUND


 [bar chart]
 1992  3.05%
 1993  2.48%
 1994  3.36%
 1995  5.03%
 1996  4.59%
 1997  4.75%
 1998  4.44%
 [end bar chart]


  The fund's year-to-date return for the nine months ended September 30, 1999 was 2.98%.
 -------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                     1.27%   (quarter ended June 30, 1995)
 LOWEST                      0.60%  (quarter ended June 30, 1993)

MONEY MARKET FUNDS / PROSPECTUS

 TAX-EXEMPT MONEY FUND


 [bar chart]
 1990  5.40%
 1991  4.17%
 1992  2.51%
 1993  1.83%
 1994  2.23%
 1995  3.21%
 1996  2.85%
 1997  3.00%
 1998  2.83%
 [end bar chart]


  The fund's year-to-date return for the nine months ended September 30, 1999 was 1.85%.
 -------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                1.37%   (quarter ended December 31, 1990)
 LOWEST                 0.42%  (quarter ended March 31, 1994)

                                                 MONEY MARKET FUNDS / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL   CASH MANAGEMENT  U.S. TREASURY   TAX-EXEMPT
 TOTAL RETURN/1/       TRUST        MONEY FUND     MONEY FUND
 One Year             5.05%           4.44%          2.83%
 --------------------------------------------------------------
 Five Years           4.85%           4.43%          2.82%
 --------------------------------------------------------------
 Ten Years            5.22%            n/a            n/a
 --------------------------------------------------------------
 Lifetime             7.46%/2/        4.10%/3/       3.16%/4/
 --------------------------------------------------------------
 7-day Yield/1/       4.73%           3.89%          2.62%

 (For current yield information, please call American FundsLine/r/ at 1-800-325-3590)

 1 These fund results were calculated at net asset value according to a required standard formula.

 2 The fund began investment operations on November 3, 1976.

 3 The fund began investment operations on February 1, 1991.

 4 The fund began investment operations on October 24, 1989.

MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUNDS

 The following describes the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
 -----------------------------------------------------------
 Maximum sales charge imposed on purchases              0%
 (as a percentage of offering price)
 -----------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0%
 -----------------------------------------------------------
 Maximum deferred sales charge                          0%
 -----------------------------------------------------------
 Redemption or exchange fees                            0%


 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund  assets)
                                   CASH MANAGEMENT  U.S. TREASURY   TAX-EXEMPT
                                        TRUST        MONEY FUND     MONEY FUND
 ------------------------------------------------------------------------------
 Management Fees                       0.28%           0.30%          0.44%/1/
 ------------------------------------------------------------------------------
 Service (12b-1) Fees                  0.09%/2/        0.10%/2/       0.05%/2/
 ------------------------------------------------------------------------------
 Other Expenses                        0.21%           0.19%          0.19%
 ------------------------------------------------------------------------------
 Total Annual Fund Operating           0.58%           0.59%          0.68%
 Expenses
 ------------------------------------------------------------------------------
 Fee Waiver                               -               -           0.03%
 ------------------------------------------------------------------------------
 Net Expenses                          0.58%           0.59%          0.65%


 1 The fund's Investment Advisory Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the fund's average net assets. Capital Research and Management Company has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65%. With the waiver, management fees (as a percentage of average net assets) are 0.41% and total operating expenses are 0.65%. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.

 /2/ 12b-1 expenses may not exceed 0.15% of the fund's average net assets annually.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                       CASH MANAGEMENT   U.S. TREASURY    TAX-EXEMPT
                            TRUST          MONEY FUND     MONEY FUND*
 ---------------------------------------------------------------------
 One year              $             59  $           60   $        69
 ---------------------------------------------------------------------
 Three years           $            186  $          189   $       218
 ---------------------------------------------------------------------
 Five years            $            324  $          329   $       379
 ---------------------------------------------------------------------
 Ten years             $            726  $          738   $       847


 *  Does not reflect fee waiver.

MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

 CASH MANAGEMENT TRUST

 Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

 U.S. TREASURY MONEY FUND

 The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

 TAX-EXEMPT MONEY FUND

 The fund invests substantially in securities that are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum tax. The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achievement of the fund's objective over the short term).

 Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 YEAR 2000

 The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the funds and their shareholders. However, the funds understand that their key service providers - including the investment adviser and its affiliates - have updated all of their computer systems to process date-related information properly following the turn of the century. In addition, the Year 2000 problem may adversely affect the issuers in which the funds invest. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The funds and their investment adviser will continue to monitor developments relating to this issue.

MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by the funds, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into each fund's code of ethics.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in Cash Management Trust and U.S. Treasury Money Fund through various retirement plans (Tax-Exempt Money Fund is not available for investment by retirement plans). However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell each fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUNDS.


 INVESTMENT MINIMUMS
 To establish an account                                       $2,500
   For a retirement plan account                               $1,000
   For a retirement plan account through payroll deduction     $   25
 To add to an account                                          $   50
   For a retirement plan account through payroll deduction     $   25


 SHARE PRICE

 Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, each fund will determine the appropriate price for the security.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

 SALES CHARGE

 The money market funds have no sales charges on purchases of fund shares. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

 PLAN OF DISTRIBUTION

 Each fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. Up to 0.15% of average net assets is paid annually to qualified dealers for providing certain shareholder services. The 12b-1 fee paid by each fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment and may cost you more than paying higher initial sales charges.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

MONEY MARKET FUNDS / PROSPECTUS

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  CHECK WRITING

  - Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN      FUNDSLINE
 ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTION ARRANGEMENTS

 DIVIDENDS AND DISTRIBUTIONS

 Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realizes or distributes capital gains; however, if they do, they will be subject to federal and state income tax.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the funds is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.

 CASH MANAGEMENT TRUST

                                           YEARS ENDED SEPTEMBER 30
                                           ---------------------------
                                   1999     1998     1997     1996      1995
                                  ---------------------------------------------
 Net Asset Value,                  $1.00    $1.00    $1.00    $1.00     $1.00
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              .045     .050     .049     .050      .052
 Total from investment              .045     .050     .049     .050      .052
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                (.045)   (.050)   (.049)   (.050)    (.052)
 Total distributions               (.045)   (.050)   (.049)   (.050)    (.052)
 ------------------------------------------------------------------------------
 Net Asset Value,                  $1.00    $1.00    $1.00    $1.00     $1.00
 End of Year
 ------------------------------------------------------------------------------
 Total return                      4.59%    5.15%    5.03%    5.06%     5.34%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in      $5,863   $4,604   $3,527   $3,304    $2,996
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to               .58%     .58%     .57%     .60%      .60%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income               4.52%    5.02%    4.93%    4.95%     5.21%
 to average net assets
 ------------------------------------------------------------------------------

                                                 MONEY MARKET FUNDS / PROSPECTUS

 U.S. TREASURY MONEY FUND

                                            YEARS ENDED SEPTEMBER 30
                                            ---------------------------
                                     1999    1998     1997     1996      1995
                                    -------------------------------------------
 Net Asset Value,                   $1.00   $1.00    $1.00    $1.00     $1.00
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income               .039    .045     .046     .046      .048
 Total from investment operations    .039    .045     .046     .046      .048
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                 (.039)  (.045)   (.046)   (.046)    (.048)
 Total distributions                (.039)  (.045)   (.046)   (.046)    (.048)
 ------------------------------------------------------------------------------
 Net Asset Value,                   $1.00   $1.00    $1.00    $1.00     $1.00
 End of Year
 ------------------------------------------------------------------------------
 Total return                       4.00%   4.63%    4.71%    4.66%     4.89%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in         $467    $356     $279     $256      $231
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to                .59%    .59%     .53%     .65%      .67%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income                3.95%   4.49%    4.61%    4.53%     4.79%
 to average net sssets
 ------------------------------------------------------------------------------

MONEY MARKET FUNDS / PROSPECTUS

                                            YEARS ENDED SEPTEMBER 30
                                            ---------------------------
                                     1999    1998     1997     1996      1995
                                    -------------------------------------------
 Net Asset Value,                   $1.00   $1.00    $1.00    $1.00     $1.00
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income               .025    .029     .029     .029      .031
 Total from investment operations    .025    .029     .029     .029      .031
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                 (.025)  (.029)   (.029)   (.029)    (.031)
 Total distributions                (.025)  (.029)   (.029)   (.029)    (.031)
 ------------------------------------------------------------------------------
 Net Asset Value,                   $1.00   $1.00    $1.00    $1.00     $1.00
 End of Year
 ------------------------------------------------------------------------------
 Total return                       2.51%   2.97%    2.94%    2.91%     3.14%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in         $255    $198     $160     $144      $150
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets -- before fee    .68%    .71%     .74%     .77%      .75%
 waiver
 ------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets -- after fee     .65%    .65%     .65%     .65%      .65%
 waiver
 ------------------------------------------------------------------------------
 Ratio of net income                2.33%   2.94%    2.94%    2.88%     3.09%
 to average net assets
 ------------------------------------------------------------------------------

 TAX-EXEMPT MONEY FUND

                                                 MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 NOTES

MONEY MARKET FUNDS / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                                 MONEY MARKET FUNDS / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about each fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the funds, including the funds' financial statements.

 CODE OF ETHICS

 Includes a description of the funds' personal investing policy.

 The funds' code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference into this prospectus. These and other related materials about each fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the funds
 Service Company       or    333 South Hope StreetLos Angeles,
 800/421-0180 ext. 1         California 90071


 Investment Company File No. 811-2380 (The Cash Management Trust of America) Investment Company File No. 811-6235 (The U.S. Treasury Money Fund of America) Investment Company File No. 811-5750 (The Tax-Exempt Money Fund of America)
                                                       Printed on recycled paper